Average Annual Total Returns - Invesco California AMT-Free Municipal Bond ETF	ETF Inception Date	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes) 1Year		ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes) 5Years		ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes) 10Years	Bloomberg Municipal Bond 20 Year Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg Municipal Bond 20 Year Index (reflects no deduction for fees, expenses or taxes) 5Years	Bloomberg Municipal Bond 20 Year Index (reflects no deduction for fees, expenses or taxes) 10Years	Blended - ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes) 1Year		Blended - ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes) 5Years		Blended - ICE BofA California Long-Term Core Plus Municipal Securities Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Oct. 11, 2007	5.12%	4.30%	5.57%	5.12%	3.82%	5.32%	4.02%	3.43%	4.88%	6.09%	[1]	4.58%	[1]	[1]	6.19%	4.85%	5.96%	6.09%	[2]	4.58%	[2]	6.03%	[2]

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of February 12, 2013.
[2]	The Blended-ICE BofA California Long-Term Core Plus Municipal Securities Index reflects the performance of the Fund’s prior underlying index, The BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index, for the period prior to July 8, 2014, and the Underlying Index thereafter.